Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ (482,429)	$ (278,111)	$ (143,577)	$ 19,214
Minority interest	(7,034)	(3,405)	(18,391)	(637)
Impairment of investment in associate			61,364
Share of loss from operation of associate	1	9,599	9,843	152
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	30,730	28,032	119,608	133,024
Disposal of asset	(11,248)
Provision for credit loss allowance	105,903	29,278	(84,503)	55,076
Changes in operating assets and liabilities:
Account payable	86,234	1,862	13,463	1,176
Account receivable	139,261	291,364	(65,454)	(412,818)
Prepayment, deposits and other receivables	6,587	(7,966)	(22,443)	83,387
Other payables and accrued liabilities	(43,770)	(66,897)	213,387	(64,649)
Deferred revenue	214,690	168,309	325,214	(71,705)
Tax assets	(12,515)	(30,942)	(53,733)	298,842
Deferred income tax assets			(7,470)	3,912
Income tax payable	(57,451)		55,996	(196,833)
Change in lease liability	(14,107)	(14,346)	(60,303)	(58,595)
Net cash provided by/(used in) operating activities	(45,148)	126,777	343,001	(210,454)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment	(16,258)	(8,006)	(138,343)	(32,479)
Disposal of property, plant and equipment	11,248
Investment in associate		(35,473)	(70,790)
Net cash used in investing activities	(5,010)	(43,479)	(209,133)	(32,479)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares	9,000
Repayment to director	(14,623)	(15,846)	(67,872)	(62,793)
Repayment of hire purchase		(2,757)	(4,789)	(11,173)
Advances to related companies	(1,403)	(224)	(4,740)	(612)
Net cash used in financing activities	(7,026)	(18,827)	(77,401)	(74,578)
Effect of exchange rate changes in cash and cash equivalents	5,915	(16,888)	19,274	(28,471)
Net changes in cash and cash equivalents	(51,269)	47,583	75,741	(345,982)
Cash and cash equivalents, beginning of year	1,309,929	1,234,188	1,234,188	1,580,170
CASH AND CASH EQUIVALENTS, END OF YEAR	1,258,660	1,281,771	1,309,929	1,234,188
SUPPLEMENTAL CASH FLOWS INFORMATION
Cash paid for income taxes	23,675	29,404	105,339	104,691
Cash paid for interest	541	776	$ 2,790	$ 391
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVTIES:
Initial recognition of operating lease right-of-use assets and operating lease obligations upon adoption of ASC Topic 842	73,871
Initial recognition of the balance payment of finance lease right-of-use asset by finance lease liabilities